Note 1. Operations and Summary of Significant Accounting Policies: Revenue Recognition, Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Revenue Recognition, Policy

J.          Revenue Recognition – Sludge processing revenue and royalty fees are recognized under contracts where the Company or licensees utilize the N Viro Process to treat sludge, either pursuant to a fixed-price contract or based on volumes of sludge processed.  Revenue is recognized as services are performed.  Alkaline admixture management service revenue and N-Viro SoilTM revenue are recognized upon shipment.